Related party transactions - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2020 USD ($) payment vessel	Dec. 31, 2019 USD ($) vessel shares	Dec. 31, 2018 USD ($)	Sep. 26, 2019 $ / shares shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits, number of payments | payment		1
Number of vessels | vessel		19	19
Voyage Expense, Related Party Transactions		$ (3,507,000)	$ (2,414,000)	$ (1,290,000)
Share capital
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock (in shares) | shares	517,241		1,724,137
Other related parties [member]
Disclosure of transactions between related parties [line items]
Guarantee paid		0
Maximum amount of guarantee for bunkers		16,000,000.0
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee		0
Reimbursement of expenses		19,772	$ 200,000	46,535
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Reimbursement of expenses		45,539	200,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee		175,000
Reimbursement of expenses			0	0
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Voyage Expense, Related Party Transactions		$ 4,925	$ 4,357	25,747
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee				$ 700,000
Private placement [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares					1,724,137
Private placement [Member] | Scorpio Services Holding Limited (SSH) [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Shares issued to nominee of Trafigura | $ / shares					$ 29.00